CONSOLIDATED AND COMBINED FINANCIAL STATEMENT DETAILS - SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other current assets:
Prepaid expenses		$ 18,983	$ 17,740
Other		20,066	10,072
Other current assets	$ 40,395	$ 39,049	$ 27,812